Investments - Sale-Leaseback Transactions Accounted for as Financing Arrangements - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Sale-leaseback transactions accounted for as financing arrangements	$ 1,500.0	$ 1,100.0	$ 839.9
Investments in Real Estate [Member]
Marketable Securities [Line Items]
Sale-leaseback transactions accounted for as financing arrangements		$ 1,200.0